Borrowings - Schedule of long-term debt (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Jan. 03, 2021	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Total debt	$ 1,510,385	$ 629,877	$ 677,713
Interest payable	28,109	3,323	10,907
Less: Current portion	28,124	105,910	148,070
Long-term debt	1,482,261	523,967	529,643
Long term debt derivated sustainability bond [Member]
Disclosure of detailed information about borrowings [line items]
Total debt	1,482,261
Subsidiary Innova Catalogos Credit [Member]
Disclosure of detailed information about borrowings [line items]
Total debt	$ 15
Secured credit line with Banamex due December 30, 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Total debt		188,500
Secured credit line with Banamex due December 18, 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Total debt		373,333	135,209
Credit line with BBVA due August 31, 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Total debt		$ 64,721
Credit line with MCRF P, S.A. de C.V. SOFOM, E.N.R. Due May 15, 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Total debt			516,597
Unsecured credit line with Banamex, [Member]
Disclosure of detailed information about borrowings [line items]
Total debt			$ 15,000